Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

February 1, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:           DWS Blue Chip Fund (the “Trust”); (Reg. Nos. 33-17777 and 811-05357)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed on behalf of the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 34 to the Trust’s Registration Statement on form N-1A (the “Amendment”) do not differ from that contained in the Amendment, which is the most recent amendment to the Trust’s Registration Statement and was filed electronically on January 29, 2010.

Please direct any comments or questions relating to this filing to the undersigned at 617-295-3986.

Very truly yours,

/s/Scott D. Hogan

Scott D. Hogan
Vice President
Deutsche Investment Management Americas Inc.

cc:           Jose Del Real, Esq., Vedder